Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Leases
14.	Leases

The Company leased 598 company-owned stores and office space as of March 31, 2023. Most leases provide for fixed monthly payment and certain leases also include provisions for contingent rent, determined as a percentage of sales.

Generally, the Company does not have renewal options for leases. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of rental expense for the three months ended March 31, 2023 were as follows:

RMB
Operating lease cost	71,046,072
Variable lease cost	3,446,070
Short-term lease cost	128,165
Total rental expense	74,620,307

The Company was granted RMB1,027,204 in lease concessions from landlords related to the effects of the COVID-19 pandemic for the three months ended March 31, 2023. The lease concessions were primarily in the form of rent reduction over the period when the Company’s business was adversely impacted. The Company applied the interpretive guidance in a FASB staff question-and-answer document issued in April 2020 and elected not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and to assume such concession was contemplated as part of the existing lease contract. Such concession was recognized as negative variable lease cost in the period the concession was granted.

Amounts reported in the consolidated balance sheet as of March 31, 2023 and December 31, 2022 were as follows:

	March 31, 2023	December 31, 2022
Assets
Operating lease right-of-use assets	913,908,585	946,872,784

Liabilities
Current
Current operating lease liabilities	179,661,715	180,468,426
Non-current operating lease liabilities	788,088,534	820,248,803
Total operating lease liabilities	967,750,249	1,000,717,229

Other information related to operating leases as of March 31, 2023 was as follows:

RMB
Cash paid for amounts included in the measurement of lease liabilities	64,961,006
Right-of-use assets obtained in exchange for new lease liabilities	27,709,016
Weighted-average remaining lease term (years)	4.65
Weighted-average discount rate	5.86%

14.	Leases (Continued)

Maturities of operating lease liabilities under non-cancellable leases as of March 31, 2023 are as follows:

Operating lease
commitments
Twelve months ending March 31, 2024	262,330,419
2025	263,334,193
2026	243,207,757
2027	193,009,108
2028	132,805,889
Thereafter	136,934,316
Total undiscounted lease payments	1,231,621,682
Less: imputed interest	(263,871,433)
Total lease liabilities	967,750,249

14.Leases

The Company leases over 500 company-owned stores and office space as of December 31, 2022. Most leases provide for fixed monthly payment and certain leases also include provisions for contingent rent, determined as a percentage of sales.

Generally, the Company does not have renewal options for leases. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of rental expense for the year ended December 31, 2022 were as follows:

RMB
Operating lease cost	254,209,990
Variable lease cost	(3,718,849)
Short-term lease cost	113,048
Total rental expense	250,604,189

The Company was granted RMB16,816,763 in lease concessions from landlords related to the effects of the COVID-19 pandemic for the year ended December 31, 2022. The lease concessions were primarily in the form of rent reduction over the period when the Company’s business was adversely impacted. The Company applied the interpretive guidance in a FASB staff question-and-answer document issued in April 2020 and elected not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and to assume such concession was contemplated as part of the existing lease contract. Such concession was recognized as negative variable lease cost in the period the concession was granted.

Amounts reported in the consolidated balance sheet as of December 31, 2022 were as follows:

Asset	RMB
Operating lease right-of-use assets	946,872,784

Liabilities
Current
Current operating lease liabilities	180,468,426
Non-current operating lease liabilities	820,248,803
Total operating lease liabilities	1,000,717,229

Other information related to operating leases as of December 31, 2022 was as follows:

RMB
Cash paid for amounts included in the measurement of lease liabilities	206,073,929
Right-of-use assets obtained in exchange for new lease liabilities	241,609,016
Weighted-average remaining lease term (years)	5.61
Weighted-average discount rate	5.96%

14.Leases (continued)

Maturities of operating lease liabilities under non-cancellable leases as of December 31, 2022 are as follows:

Operating lease
commitments

Year ending December 31, 2023	261,058,233
2024	265,552,769
2025	247,539,671
2026	204,062,024
2027	143,088,301
Thereafter	155,132,379

Total undiscounted lease payments	1,276,433,377

Less: imputed interest	(275,716,148)

Total lease liabilities	1,000,717,229